Mileage program (Tables)	12 Months Ended
Dec. 31, 2023
Mileage Program
Schedule of mileage program

	2023	2022
Mileage program	2,739,189	2,533,410
Breakage	(734,316)	(664,106)
Total	2,004,873	1,869,304

Current	1,765,664	1,576,849
Non-current	239,209	292,455